Goodwill and Intangible Assets - Summary of Identifiable Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	May 03, 2014	Feb. 01, 2014	Feb. 02, 2013
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 113,820	$ 113,820	$ 113,820
Net Book Value	110,093	110,243	110,842
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	11,970	11,970	11,970
Accumulated Amortization	(3,727)	(3,577)	(2,978)
Net Book Value	8,243	8,393	8,992
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Net Book Value	$ 101,850	$ 101,850	$ 101,850